Debt - Liabilities in financing activities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liabilities in financing activities
Liabilities in financing activities at beginning of year	kr 324,066	kr 329,300
Changes in liabilities arising from financing activities
Cash flow	(18,445)	(5,802)
Exchange rate difference	14,397	(5,510)
Unrealized changes in fair value	(342)	6,077
Accrued interest	1	1
Liabilities in financing activities at end of year	319,677	324,066
Senior debt
Liabilities in financing activities
Liabilities in financing activities at beginning of year	317,736	326,270
Changes in liabilities arising from financing activities
Cash flow	(17,757)	(8,642)
Exchange rate difference	23,139	(9,628)
Unrealized changes in fair value	1,877	9,736
Liabilities in financing activities at end of year	324,995	317,736
Lease liability
Liabilities in financing activities
Liabilities in financing activities at beginning of year	125	147
Changes in liabilities arising from financing activities
Cash flow	(28)	(28)
Exchange rate difference		0
Unrealized changes in fair value		5
Accrued interest	1	1
Liabilities in financing activities at end of year	98	125
Derivatives, net
Liabilities in financing activities
Liabilities in financing activities at beginning of year	6,205	2,883
Changes in liabilities arising from financing activities
Cash flow	(660)	2,868
Exchange rate difference	(8,742)	4,118
Unrealized changes in fair value	(2,219)	(3,664)
Liabilities in financing activities at end of year	kr (5,416)	kr 6,205